Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,105,168	$ 4,899,965
Less: accumulated depreciation	(2,680,596)	(2,532,829)
Total property, plant and equipment, net	2,424,572	2,367,136
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,586,301	3,586,301
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	299,916	299,916
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,006,797	904,325
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 212,154	$ 109,423